EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
Basic net earnings per common share are calculated by dividing Net earnings attributable to Procter & Gamble less preferred dividends (net of related tax benefits) by the weighted average number of common shares outstanding during the year. Diluted net earnings per common share are calculated using the treasury stock method on the basis of the weighted average number of common shares outstanding plus the dilutive effect of stock options and other stock-based awards (see Note 7) and the assumed conversion of preferred stock (see Note 8).
Net earnings per share were as follows:

Years ended June 30	2018	2017			2016
CONSOLIDATED AMOUNTS	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Net earnings	$9,861	$10,194	$5,217	$15,411	$10,027	$577	$10,604
Less: Net earnings attributable to noncontrolling interests	111	85	—	85	96	—	96
Net earnings attributable to P&G (Diluted)	9,750	10,109	5,217	15,326	9,931	577	10,508
Preferred dividends, net of tax	(265)	(247)	—	(247)	(255)	—	(255)
Net earnings attributable to P&G available to common shareholders (Basic)	$9,485	$9,862	$5,217	$15,079	$9,676	$577	$10,253
SHARES IN MILLIONS
Basic weighted average common shares outstanding	2,529.3	2,598.1	2,598.1	2,598.1	2,698.9	2,698.9	2,698.9
Add: Effect of dilutive securities
Conversion of preferred shares(1)	94.9	99.3	99.3	99.3	103.9	103.9	103.9
Impact of stock options and other unvested equity awards (2)	32.5	43.0	43.0	43.0	41.6	41.6	41.6
Diluted weighted average common shares outstanding	2,656.7	2,740.4	2,740.4	2,740.4	2,844.4	2,844.4	2,844.4
NET EARNINGS PER SHARE (3)
Basic	$3.75	$3.79	$2.01	$5.80	$3.59	$0.21	$3.80
Diluted	$3.67	$3.69	$1.90	$5.59	$3.49	$0.20	$3.69

(1)
Despite being included currently in Diluted net earnings per common share, the actual conversion to common stock occurs when the preferred shares are sold. Shares may only be sold after being allocated to the ESOP participants pursuant to the repayment of the ESOP's obligations through 2035.

(2)
Weighted average outstanding stock options of approximately 48 million in 2018, 20 million in 2017 and 55 million in 2016 were not included in the Diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

(3)	Net earnings per share are calculated on Net earnings attributable to Procter & Gamble.